As filed with the Securities and Exchange Commission on August 30, 2017.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record

Fund Name : TCW Strategic Income Fund, Inc.

AGNC Investment Corp.
Ticker	Security ID:	Meeting Date	Meeting Status
AGNC	CUSIP 00123Q104	04/20/2017	Take No Action

Meeting Type		Country of Trade
Annual		United States

Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	Elect Gary Kain	Mgmt	For	TNA	N/A
2	Elect Morris A. Davis	Mgmt	For	TNA	N/A
3	Elect Larry K. Harvey	Mgmt	For	TNA	N/A
4	Elect Prue B. Larocca	Mgmt	For	TNA	N/A
5	Elect Paul E. Mullings	Mgmt	For	TNA	N/A
6	Advisory Vote on Executive Compensation	Mgmt	For	TNA	N/A
7	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	TNA	N/A
8	Ratification of Auditor	Mgmt	For	TNA	N/A

AGNC Investment Corp.
Ticker	Security ID:	Meeting Date	Meeting Status
AGNC	CUSIP 00123Q104	12/09/2016	Voted

Meeting Type		Country of Trade
Special		United States

Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	2016 Equity and Incentive Compensation Plan	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Strategic Income Fund, Inc.
(Registrant)

By:	/s/ David DeVito
David DeVito
President and Chief Executive Officer

Date: August 30, 2017